Debentures (Tables)	7 Months Ended
Aug. 07, 2023
Boa Vista Servicos S A [member]
Disclosure Of Detailed Information Of Changes In Debentures [Line Items]
Summary of Detailed Information of Changes in Debentures
Changes in liabilities were as follows:

	January 1, 2022 to	January 1, 2021 to
	December 31, 2022	December 31, 2021
Beginning of the period	63,868	126,274

Payment of debentures	(63,334)	(63,333)
Interest paid	(4,511)	(3,136)
Interest expense	3,165	3,088
Transaction costs related to debentures	812	975

End of the period	—	63,868